Non-current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current financial assets.
Cash reserve related to the liquidity agreement	€ 72	€ 80	€ 45
Guarantee deposit related to the non-convertible bonds		320
Guarantee deposit related to the 2021 Kreos loan contract	104
Deferred day one loss related to debt component of the convertible notes and warrants issued to Kreos in 2021	1,065
Miscellaneous	10	13
Total non-current financial assets	€ 1,251	€ 413